Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details Textual)																1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended			72 Months Ended	174 Months Ended
	Oct. 04, 2016 $ / shares shares	Jul. 01, 2016 $ / shares shares	Jun. 13, 2016 shares	Mar. 31, 2016 shares	Mar. 11, 2016 $ / shares shares	Aug. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2015 $ / shares shares	Mar. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Sep. 30, 2014 $ / shares shares	Sep. 14, 2014	Sep. 09, 2014 $ / shares shares	Jun. 30, 2014 $ / shares shares	Mar. 31, 2014 $ / shares shares	Feb. 04, 2014 USD ($) $ / shares shares	Jun. 30, 2015 $ / shares shares	Mar. 31, 2015 $ / shares shares	Jan. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Nov. 30, 2014 $ / shares shares	Sep. 30, 2014 $ / shares shares	Aug. 31, 2014 $ / shares shares	Jun. 30, 2014 $ / shares shares	Mar. 31, 2014 $ / shares shares	Jan. 31, 2014 USD ($) $ / shares shares	Jul. 06, 2016 shares	Mar. 31, 2014 $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2009 $ / shares	Dec. 31, 2014 $ / shares shares	Oct. 24, 2016 $ / shares shares	Sep. 16, 2016 shares	Aug. 31, 2016 shares	Apr. 21, 2016 shares	Mar. 25, 2016 $ / shares shares	Jul. 24, 2015 shares	Jul. 31, 2014 $ / shares shares	Feb. 28, 2014 $ / shares shares
Maximum [Member] | Common Stock [Member]
Share Price | $ / shares																																		$ 3,131.25
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																												3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																												10 years
Underwriting Agreement Expenses Agreed to Reimburse the Underwriter | $						$ 70,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																												$ 609.38		$ 609.38
Share Price | $ / shares									$ 937.50										$ 937.50												$ 937.50		$ 937.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																												1.78%		2.35%	2.75%		2.97%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																												10 years		10 years	10 years		6 years 182 days
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																												$ 596.25		$ 139.2386	$ 347.9864
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																												$ 3.7195		139.24
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																												3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																												$ 0		$ 123.75
Share Price | $ / shares									93.75										93.75												$ 93.75		$ 93.75
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																												1.46%		1.63%	1.44%		0.13%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																														5 years	5 years		2 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																												$ 0		$ 6.8745	$ 80.015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																												1.6329		6.88
Exchange Units [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities						75,800
Exchange Units [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities						1,895,010
Exchange Units [Member] | Series A Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities						3,391
Exchange Units [Member] | Series A Warrants [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities						7,580,040
Exchange Units [Member] | Corporate Stock Transfer Inc. [Member]
Unit Purchase Option Units Issued						228,343
Unit Purchase Option Number of Units Available for Underwriter to Purchase, Percentage						5.00%
Unit Purchase Option Number of Units Available For Underwriter to Purchase						83,333
Unit Purchase Option Exercise Price, Percentage						125.00%
Unit Purchase Option Exercise Price | $ / shares						$ 11.25
Unit Purchase Option, Exercised						135,995
Exchange Units [Member]
Unit Purchase Option Units Issued						228,343
Stock Issued During Period, Shares, Conversion of Convertible Securities						1,895,010
Employee Stock Option [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares																												$ 65.75			$ 44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																												1,312			198
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																												100,837		14,171	3,028
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																												$ 3.329		$ 69	$ 203
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																												1 year 180 days
Common Stock [Member] | Series B Warrants [Member]
Stock Issued During Period Shares Warrants Exercised																												628,237
Common Stock [Member] | Former CEO [Member]
Stock Issued During Period, Shares, New Issues																												20,000
Stock Issued During Period, Value, New Issues | $																												$ 200
Common Stock [Member]
Stock Issued During Period, Shares, New Issues																														66,667				3,804,860
Share Price | $ / shares																														$ 3,131.25
Stock Issued During Period Shares Warrants Exercised																												2,318,663		120
Stock Issued During Period, Value, Stock Options Exercised | $																												$ 13
Stock Issued During Period, Value, New Issues | $																														$ 667
Stock Issued During Period Shares Preferred Stock Conversion																												66,396		9,134
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																												1,312
Warrant [Member]
Cashless Exercise of Common Stock Warrants, Total																											618
Series B Convertible Preferred Stock [Member] | Corporate Stock Transfer Inc. [Member]
Unit Agreement Number of Shares of Preferred Stock Included in Each Unit						1
Series B Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues															20,550
Beneficial Ownership Limitation Percentage						4.99%
Preferred Stock Par Value | $ / shares															$ 0.01
Preferred Stock Stated Value | $ / shares															$ 100
Stock Issued During Period, Value, New Issues | $															$ 2,055,000
Preferred Stock, Par or Stated Value Per Share | $ / shares									$ 0.01										$ 0.01									$ 0.01		$ 0.01	$ 0.01		$ 0.01
Preferred Stock, Shares Authorized									10,000,000										10,000,000									20,000,000		20,000,000	10,000,000		10,000,000
Preferred Stock, Shares Outstanding									0										0									79,246		1,895,010	0		0
Convertible Preferred Stock, Shares Issued upon Conversion						1
Series A Convertible Preferred Stock [Member] | Corporate Stock Transfer Inc. [Member]
Unit Agreement Number of Warrants Included in Each Unit						4
Series A Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues															20,550
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																									$ 609.50
Preferred Stock Par Value | $ / shares															$ 0.01
Preferred Stock Stated Value | $ / shares									$ 100						$ 100				$ 100											$ 100	$ 100		$ 100
Stock Issued During Period, Value, New Issues | $															$ 2,055,000
Preferred Stock, Par or Stated Value Per Share | $ / shares									$ 0.01										$ 0.01											$ 0.01	$ 0.01		$ 0.01
Preferred Stock, Shares Authorized									10,000,000										10,000,000											10,000,000	10,000,000		10,000,000
Preferred Stock, Shares Outstanding									20,550										20,550											0	20,550		20,550			0
Series A Warrants [Member] | Corporate Stock Transfer Inc. [Member] | Scenario, All Outstanding Warrants Exercised at Minimum Bid Price [Member] | Subsequent Event [Member]
Stock Issued During Period Shares Warrants Exercised					1,685,229
Series A Warrants [Member] | Corporate Stock Transfer Inc. [Member] | Scenario, All Outstanding Warrants Exercised at Minimum Bid Price [Member]
Stock Issued During Period Shares Warrants Exercised																												564
Series A Warrants [Member] | Corporate Stock Transfer Inc. [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					0.4
Warrants Option to Settle in Cash Fair Value Disclosure | $ / shares					$ 108.115
Class of Warrant or Right Exercised During Period					3,390,935
Stock Issued During Period Shares Warrants Exercised					1,362,147
Class of Warrant or Right, Outstanding					4,189,105
Series A Warrants [Member] | Corporate Stock Transfer Inc. [Member]
Unit Agreement Number of Warrants Included in Each Unit						4
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						1																						0.4
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 4.95
Cash Less Exercise Formula Definition of Letter C in the Formula Closing Bid Price Number of Trading Days Prior to the Time of Exercise						2 days
Cash Less Exercise Formula Closing Bid Price Per Share Minimum to Be Used in the Formula | $ / shares					$ 0.43	$ 10.75
Warrants Option to Settle in Cash Fair Value Disclosure | $ / shares																												$ 108.115
Class of Warrant or Right Exercised During Period																												6,141,115
Stock Issued During Period Shares Warrants Exercised																												2,318,663
Class of Warrant or Right, Outstanding						35,084
Class of Warrant or Right Cash less Exercise Common Stock Price That Would Result in a Dilutive Exercise | $ / shares						$ 123.75
Beneficial Ownership Limitation Percentage						4.99%
Class of Warrant or Right Period Over Which Additional Adjustments to Price and Number of Shares May Be Made						3 years
Series A Warrants [Member] | Exchange Offer [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				0.04
Stock to be Issued for Exchange Offer, Shares, Maximum																																						3,157,186
Cashless Exercise of Common Stock Warrants, Total				0.4
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																					1,770,556
Exchange from Series B Warrants to Warrant Shares [Member] | Exchange Offer [Member]
Common Stock, Par or Stated Value Per Share | $ / shares																																						$ 0.01
Series B Warrants [Member] | Exchange Offer [Member]
Class of Warrant or Right Exercised During Period																										1,251,510
Stock Issued During Period Shares Warrants Exercised																										503,034
Cashless Exercise of Common Stock Warrants, Total				10.2
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																					18,059,671
Corporate Stock Transfer Inc. [Member]
Unit Agreement Number of Shares of Common Stock Included in Each Unit						1
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.01
The Convertible Notes [Member]
Debt Instrument Redemption Principal Amount | $						$ 933,074
Debt Instrument Redemption Premium Percentage						40.00%
Debt Instrument Redemption Price | $						$ 1,548,792
Debt Instrument Redemption Amount Paid to Affiliates | $						$ 167,031
Chief Executive Officer [Member]
Stock Issued During Period, Value, Stock Options Exercised | $																									$ 174
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares																									$ 31.25
Dr.Samuel Herschkowitz [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																									$ 506.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																									60
Two Lenders [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																								$ 309.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																								1,160
Purchasers [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities							125	125	63							125	125	125	63		63
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																						$ 609.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																						2,462
Preferred Stock, Dividend Rate, Percentage							6.00%	6.00%	6.00%	6.00%						6.00%	6.00%		6.00%		6.00%
Preferred Stock Conversion Price Per Share | $ / shares										$ 487.50								$ 487.50	$ 487.50		$ 487.50
Stock Issued During Period Shares Preferred Stock Conversion										63
Number of Preferred Stock Share holders							16	16	16	16						16	16	16	16		16										16		16
Maximum Number of Days Not Listed on Stock Market																						180 days
Preferred Stock, Par or Stated Value Per Share | $ / shares									$ 487.50										$ 487.50												$ 487.50		$ 487.50
Conversion of Stock Price Per Share | $ / shares							$ 243.75	$ 243.75								$ 243.75	$ 243.75	$ 243.75
Four Lenders [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 309.50											$ 309.50	$ 309.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										1,498											1,498	1,498
Vice President of Sales [Member]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 3.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		40,000
Number of Equal Installments Options are Expected to Vest		6
Former CEO [Member]
Shares Issued, Price Per Share | $ / shares																												$ 4.50
Stock Issued During Period, Value, New Issues | $																												$ 90,351
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period			22,085
SOK Partners LLC [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 309.50	$ 309.50										$ 309.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												194	218										218
Percentage of Reduction to Warrant Agreement											11.00%	11.00%
Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	400,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01
Share Price | $ / shares					$ 4.50
Stock Issued During Period, Shares, New Issues						1,666,667														548
Shares Issued, Price Per Share | $ / shares						$ 9
Underwriter Price | $ / shares						8.28
Underwriting Discount | $ / shares						$ 0.72
Underwriting Commission						8.00%
Proceeds from Issuance or Sale of Equity | $						$ 13,800,000
Option Granted to Underwriter to Purchase Additional Units Period						45 days
Option Granted to Underwriter to Purchase Additional Units Number of Units Granted						250,000
Option Granted to Underwriter to Purchase Additional Units Additional Units Purchased						0
Underwriting Agreement Non-accountable Expense Allowance Percentage						1.00%
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.01										$ 0.01	$ 0.01								$ 0.01		$ 0.01	$ 0.01		$ 0.01
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 281.25										$ 281.25			$ 281.25
Share Price | $ / shares																												$ 4.125				$ 656.25
Class of Warrant or Right, Outstanding																												114,102		323,098
Cashless Exercise of Common Stock Warrants, Total														134										134
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									862																862
Stock Issued During Period, Value, Stock Options Exercised | $																												$ 86,253
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares																												$ 65.75
Stock Issued During Period, Value, New Issues | $																														$ 13,060,880	$ 2,055,001
Preferred Stock, Dividend Rate, Percentage													6.00%	6.00%
Preferred Stock Conversion Price Per Share | $ / shares													$ 487.50	$ 487.50
Stock Issued During Period Shares Preferred Stock Conversion													63	39
Number of Preferred Stock Share holders													16	16									16	16			16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period														178									149	178
Percentage Reduction to Number of Warrants										11.00%		11.00%									11.00%																			11.00%
Preferred Stock, Par or Stated Value Per Share | $ / shares													$ 487.50										$ 487.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																1.37%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																												0.00%		0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																														59.00%	59.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																												66.00%		66.00%	66.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																2 years 182 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number																												64,542		31,229
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price | $ / shares																												$ 23.46		$ 132.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term																												9 years 208 days		8 years 62 days
Allocated Share-based Compensation Expense | $																												$ 1,393,862	$ 320,334	$ 871,877	$ 723,367
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $																												$ 132,675		$ 32,682
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																														60 days
Common Stock, Shares Authorized									4,000,000										4,000,000									8,000,000		8,000,000	4,000,000		4,000,000		8,000,000				4,000,000
Preferred Stock, Shares Authorized																																							20,000,000